UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-22049

Investment Company Act File Number

International Income Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

October 31

Date of Fiscal Year End

January 31, 2016

Date of Reporting Period

Item 1. Schedule of Investments

International Income Portfolio

January 31, 2016

PORTFOLIO OF INVESTMENTS (Unaudited)

Foreign Government Bonds — 37.4%

Security	Principal Amount (000’s omitted)		Value
Bangladesh — 5.3%
Bangladesh Treasury Bond, 8.80%, 6/4/16	BDT	174,200	$2,259,787
Bangladesh Treasury Bond, 11.30%, 3/7/17	BDT	138,000	1,882,722
Bangladesh Treasury Bond, 11.40%, 5/9/17	BDT	143,000	1,966,338
Bangladesh Treasury Bond, 11.50%, 11/7/17	BDT	59,400	829,921
Bangladesh Treasury Bond, 11.55%, 10/3/17	BDT	142,900	1,992,035
Bangladesh Treasury Bond, 11.72%, 7/2/18	BDT	73,100	1,049,695

Total Bangladesh			$9,980,498

Bosnia and Herzegovina — 1.2%
Republic of Srpska, 1.50%, 6/30/23	BAM	1,837	$858,440
Republic of Srpska, 1.50%, 10/30/23	BAM	1,393	650,154
Republic of Srpska, 1.50%, 5/31/25	BAM	460	213,162
Republic of Srpska, 1.50%, 12/24/25	BAM	921	409,302
Republic of Srpska, 1.50%, 9/25/26	BAM	469	200,591

Total Bosnia and Herzegovina			$2,331,649

Brazil — 3.6%
Letra do Tesouro Nacional, 0.00%, 4/1/16	BRL	15,830	$3,873,122
Letra do Tesouro Nacional, 0.00%, 10/1/16	BRL	3,121	712,895
Letra do Tesouro Nacional, 0.00%, 1/1/17	BRL	10,000	2,211,963

Total Brazil			$6,797,980

Costa Rica — 2.4%
Costa Rica Titulos de Propiedad Bond, 10.58%, 6/22/16	CRC	1,645,000	$3,151,203
Titulo Propiedad UD, 1.00%, 1/12/22(1)	CRC	527,457	861,424
Titulo Propiedad UD, 1.63%, 7/13/16(1)	CRC	292,395	539,629

Total Costa Rica			$4,552,256

Czech Republic — 3.1%
Czech Republic, 0.00%, 11/9/17(2)	CZK	145,580	$5,853,430

Total Czech Republic			$5,853,430

Dominican Republic — 4.7%
Dominican Republic International Bond, 10.40%, 5/10/19(2)	DOP	39,700	$886,256
Dominican Republic International Bond, 13.50%, 8/4/17(2)	DOP	11,400	264,643
Dominican Republic International Bond, 14.00%, 6/8/18(2)	DOP	247,100	5,902,782
Dominican Republic International Bond, 16.00%, 2/10/17(2)	DOP	74,600	1,751,335

Total Dominican Republic			$8,805,016

Georgia — 0.4%
Georgia Treasury Bond, 8.50%, 7/26/17	GEL	516	$198,705
Georgia Treasury Bond, 9.80%, 4/26/17	GEL	490	194,042
Georgia Treasury Bond, 10.75%, 7/9/17	GEL	165	65,622
Georgia Treasury Bond, 11.30%, 1/26/17	GEL	500	202,501

Total Georgia			$660,870

Iceland — 5.7%
Republic of Iceland, 6.25%, 2/5/20	ISK	1,015,670	$5,838,281
Republic of Iceland, 7.25%, 10/26/22	ISK	105,472	639,822
Republic of Iceland, 8.75%, 2/26/19	ISK	693,422	4,234,069

Total Iceland			$10,712,172

Security	Principal Amount (000’s omitted)		Value
Malaysia — 2.4%
Malaysia Government Bond, 3.82%, 11/15/16	MYR	18,550	$4,492,239

Total Malaysia			$4,492,239

Serbia — 4.2%
Serbia Treasury Bond, 10.00%, 10/17/16	RSD	117,300	$1,081,705
Serbia Treasury Bond, 10.00%, 4/1/17	RSD	625,470	5,889,748
Serbia Treasury Bond, 10.00%, 5/8/17	RSD	97,600	922,588

Total Serbia			$7,894,041

Uruguay — 2.5%
Uruguay Notas Del Tesoro, 2.75%, 6/16/16(1)	UYU	58,787	$1,877,841
Uruguay Notas Del Tesoro, 4.25%, 1/5/17(1)	UYU	87,240	2,782,091

Total Uruguay			$4,659,932

Vietnam — 1.9%
Vietnam Government Bond, 5.90%, 3/15/16	VND	50,000,000	$2,251,187
Vietnam Government Bond, 7.60%, 10/31/16	VND	7,000,000	320,510
Vietnam Government Bond, 8.60%, 2/15/16	VND	20,000,000	901,132

Total Vietnam			$3,472,829

Total Foreign Government Bonds (identified cost $77,246,855)			$70,212,912

Foreign Corporate Bonds — 0.7%

Security	Principal Amount (000’s omitted)		Value
Supranational — 0.7%
International Bank for Reconstruction & Development, 3.40%, 4/15/17(1)	UYU	42,636	$1,353,761

Total Supranational			$1,353,761

Total Foreign Corporate Bonds (identified cost $1,854,801)			$1,353,761

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount		Value
Federal Home Loan Mortgage Corp.:
Series 2127, Class PG, 6.25%, 2/15/29		$180,349	$200,765
Federal National Mortgage Association:
Series 2009-62, Class WA, 5.57%, 8/25/39(3)		520,803	586,243

Total Collateralized Mortgage Obligations (identified cost $724,470)			$787,008

Mortgage Pass-Throughs — 2.1%

Security	Principal Amount		Value
Federal National Mortgage Association:
1.901%, with maturity at 2035(4)		$841,825	$872,514
3.84%, with maturity at 2035(4)		671,994	726,976
6.50%, with maturity at 2017		68	68

Security	Principal Amount	Value
7.00%, with maturity at 2033	$424,524	$494,160
7.50%, with maturity at 2035	265,506	316,318
8.50%, with maturity at 2032	218,833	270,031

		$2,680,067

Government National Mortgage Association:
7.00%, with maturity at 2035(5)	$720,322	$856,872
9.00%, with various maturities to 2024	340,998	379,534

		$1,236,406

Total Mortgage Pass-Throughs (identified cost $3,648,095)		$3,916,473

U.S. Treasury Obligations — 23.6%

Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Bond, 9.25%, 2/15/16(5)	$44,100	$44,263,832

Total U.S. Treasury Obligations (identified cost $44,253,980)		$44,263,832

Currency Options Purchased — 0.1%

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Citibank, N.A.	INR	205,193	INR	67.79	7/4/16	$27,443
Call MXN/Put USD	Deutsche Bank AG	MXN	36,275	MXN	18.33	1/11/17	89,724
Call SEK/Put EUR	Morgan Stanley & Co. International PLC	SEK	19,594	SEK	9.30	10/17/16	61,170

Total Currency Options Purchased (identified cost $261,945)							$178,337

Short-Term Investments — 31.5%

Foreign Government Securities — 13.8%

Security	Principal Amount (000’s omitted)		Value
Georgia — 2.4%
Georgia Treasury Bill, 0.00%, 8/18/16	GEL	11,499	$4,407,172

Total Georgia			$4,407,172

Iceland — 0.1%
Iceland Treasury Bill, 0.00%, 4/15/16	ISK	32,490	$182,450

Total Iceland			$182,450

Lebanon — 5.8%
Lebanon Treasury Bill, 0.00%, 3/31/16	LBP	907,100	$595,985
Lebanon Treasury Bill, 0.00%, 5/26/16	LBP	3,435,530	2,241,428
Lebanon Treasury Bill, 0.00%, 6/23/16	LBP	785,590	510,435
Lebanon Treasury Bill, 0.00%, 12/1/16	LBP	7,657,400	4,863,433
Lebanon Treasury Bill, 0.00%, 12/15/16	LBP	657,310	416,650

Security	Principal Amount (000’s omitted)		Value
Lebanon Treasury Bill, 0.00%, 12/29/16	LBP	2,629,250	$1,663,303
Lebanon Treasury Bill, 0.00%, 1/5/17	LBP	938,080	592,823

Total Lebanon			$10,884,057

Mexico — 3.5%
Mexico Cetes, 0.00%, 3/3/16	MXN	83,456	$4,589,545
Mexico Cetes, 0.00%, 3/10/16	MXN	37,480	2,054,003

Total Mexico			$6,643,548

Sri Lanka — 2.0%
Sri Lanka Treasury Bill, 0.00%, 2/19/16	LKR	78,150	$540,713
Sri Lanka Treasury Bill, 0.00%, 3/4/16	LKR	475,900	3,284,420

Total Sri Lanka			$3,825,133

Total Foreign Government Securities (identified cost $27,478,713)			$25,942,360

U.S. Treasury Obligations — 8.3%

Security	Principal Amount (000’s omitted)		Value
U.S. Treasury Bill, 0.00%, 3/24/16(5)		$11,000	$10,995,853
U.S. Treasury Bill, 0.00%, 6/16/16(5)		4,500	4,494,002

Total U.S. Treasury Obligations (identified cost $15,491,018)			$15,489,855

Other — 9.4%

Description	Interest (000’s omitted)		Value
Eaton Vance Cash Reserves Fund, LLC, 0.40%(6)		$17,674	$17,674,165

Total Other (identified cost $17,674,165)			$17,674,165

Total Short-Term Investments (identified cost $60,643,896)			$59,106,380

Total Investments — 95.8% (identified cost $188,634,042)			$179,818,703

Currency Options Written — (0.0)%(7)

Description	Counterparty	Principal Amount of Contracts (000’s omitted)		Strike Price		Expiration Date	Value
Call INR/Put USD	Deutsche Bank AG	INR	205,193	INR	67.79	7/4/16	$(27,443)

Total Currency Options Written (premiums received $55,818)							$(27,443)

Other Assets, Less Liabilities — 4.2%							$8,003,099

Net Assets — 100.0%							$187,794,359

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(2)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2016, the aggregate value of these securities is $14,658,446 or 7.8% of the Portfolio’s net assets.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2016.

(4)	Adjustable rate mortgage security. Rate shown is the rate at January 31, 2016.

(5)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

(6)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2016. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended January 31, 2016 was $5,756.

(7)	Amount is less than (0.05)%.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	9,203,570	USD	10,075,148	Goldman Sachs International	2/1/16	$—	$(104,917)
USD	10,047,266	EUR	9,203,570	UBS AG	2/1/16	77,035	—
EUR	1,916,360	PLN	8,230,000	BNP Paribas	2/3/16	58,878	—
EUR	1,074,911	PLN	4,690,000	BNP Paribas	2/3/16	14,966	—
EUR	856,876	PLN	3,744,461	BNP Paribas	2/3/16	10,513	—
PLN	34,093,625	EUR	7,927,459	BNP Paribas	2/3/16	—	(231,714)
PHP	455,235,000	USD	9,592,376	Nomura International PLC	2/4/16	—	(44,455)
USD	4,498,835	PHP	212,300,000	Standard Chartered Bank	2/4/16	46,137	—
IDR	32,500,000,000	USD	2,319,772	BNP Paribas	2/9/16	40,816	—
INR	670,091,000	USD	9,959,543	Standard Chartered Bank	2/9/16	—	(98,963)
TRY	7,210,000	USD	2,456,057	BNP Paribas	2/9/16	—	(22,148)
USD	1,507,541	INR	102,950,000	Deutsche Bank AG	2/9/16	—	(7,397)
ZMW	19,965,700	USD	2,487,938	Citibank, N.A.	2/10/16	—	(730,678)
EUR	5,572,817	USD	6,043,792	BNP Paribas	2/17/16	—	(4,620)
USD	6,078,115	EUR	5,572,817	BNP Paribas	2/17/16	38,943	—
CLP	4,698,214,000	USD	6,613,477	BNP Paribas	2/18/16	—	(40,350)
USD	1,249,825	CLP	890,750,000	State Street Bank and Trust Company	2/18/16	3,604	—
MXN	1,850,000	USD	109,682	Standard Chartered Bank	2/19/16	—	(7,796)
HKD	37,581,000	USD	4,820,982	Bank of America, N.A.	2/22/16	9,261	—
USD	470,066	PHP	22,362,000	Bank of America, N.A.	2/23/16	2,852	—
USD	631,289	PHP	30,038,000	Standard Chartered Bank	2/23/16	3,699	—
EUR	2,092,489	GBP	1,534,965	HSBC Bank USA, N.A.	3/4/16	81,216	—
GBP	1,534,965	EUR	2,176,978	HSBC Bank USA, N.A.	3/4/16	—	(172,811)
USD	1,871,887	EUR	1,764,000	Goldman Sachs International	3/9/16	—	(40,752)
USD	6,636,517	EUR	6,257,452	Goldman Sachs International	3/9/16	—	(148,207)
TRY	13,020,888	USD	4,364,885	BNP Paribas	3/10/16	—	(6,438)
USD	1,388,608	TRY	4,183,000	BNP Paribas	3/10/16	—	(11,557)
ZMW	10,251,000	USD	1,256,547	Standard Chartered Bank	3/10/16	—	(379,701)
GTQ	24,320,000	USD	3,121,350	Citibank, N.A.	3/11/16	40,784	—
USD	2,228,188	EUR	2,028,000	Standard Chartered Bank	3/14/16	28,980	—
ZMW	9,851,000	USD	1,202,074	ICBC Standard Bank plc	3/14/16	—	(362,164)
ZMW	10,042,000	USD	1,212,802	Standard Chartered Bank	3/14/16	—	(356,607)
EUR	10,480,447	USD	11,368,246	Goldman Sachs International	3/16/16	—	(2,352)
USD	10,085,272	EUR	9,203,570	Goldman Sachs International	3/16/16	104,133	—
NOK	45,690,000	EUR	4,777,762	Morgan Stanley & Co. International PLC	3/18/16	78,745	—
EUR	215,000	USD	231,355	Citibank, N.A.	3/22/16	1,850	—
GBP	1,369,000	USD	2,043,168	Standard Chartered Bank	3/22/16	—	(92,305)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	233,264	EUR	215,000	Citibank, N.A.	3/22/16	$58	$—
USD	2,007,469	GBP	1,369,000	Standard Chartered Bank	3/22/16	56,605	—
USD	622,178	EUR	565,611	Goldman Sachs International	3/23/16	8,655	—
USD	10,835,434	EUR	9,850,260	Standard Chartered Bank	3/23/16	150,775	—
ZMW	18,883,000	USD	2,242,637	Barclays Bank PLC	3/24/16	—	(645,540)
USD	3,769,496	BRL	15,830,000	Standard Chartered Bank	4/5/16	—	(113,361)
SAR	15,401,000	USD	4,080,816	BNP Paribas	4/14/16	10,706	—
SEK	27,702,555	EUR	2,990,981	BNP Paribas	4/19/16	—	(11,472)
SEK	30,105,000	EUR	3,245,193	Standard Chartered Bank	4/19/16	—	(6,850)
USD	1,018,996	MXN	18,410,714	Morgan Stanley & Co. International PLC	4/19/16	9,313	—
USD	3,342,817	EUR	3,059,227	Standard Chartered Bank	4/20/16	21,672	—
KES	120,000,000	USD	1,094,391	ICBC Standard Bank plc	4/27/16	57,272	—
KES	118,800,000	USD	1,092,414	Standard Chartered Bank	5/6/16	45,078	—
RSD	448,485,000	EUR	3,496,959	Deutsche Bank AG	9/1/16	33,629	—
USD	704,356	BRL	3,121,000	Standard Chartered Bank	10/5/16	—	(20,134)
ARS	79,484,000	USD	4,440,447	Citibank, N.A.	11/16/16	321,841	—
USD	2,199,736	BRL	10,000,000	Standard Chartered Bank	1/5/17	—	(58,200)
USD	1,988,268	EUR	1,807,352	Standard Chartered Bank	1/9/17	6,976	—
USD	3,926,912	EUR	3,610,622	Standard Chartered Bank	1/9/17	—	(31,196)
RON	25,845,300	EUR	5,637,540	JPMorgan Chase Bank, N.A.	1/30/17	—	(27,548)

						$1,364,992	$(3,780,233)

Futures Contracts

Description	Contracts	Position	Expiration Month/Year	Aggregate Cost	Value	Net Unrealized Depreciation
Interest Rate Futures
U.S. 5-Year Treasury Note	11	Short	Mar-16	$(1,303,700)	$(1,327,391)	$(23,691)
U.S. 10-Year Treasury Note	4	Short	Mar-16	(504,444)	(518,312)	(13,868)

						$(37,559)

Currency Abbreviations:

ARS	-	Argentine Peso

BAM	-	Bosnia-Herzegovina Convertible Mark

BDT	-	Bangladeshi Taka

BRL	-	Brazilian Real

CLP	-	Chilean Peso

CRC	-	Costa Rican Colon

CZK	-	Czech Koruna

DOP	-	Dominican Peso

EUR	-	Euro

GBP	-	British Pound Sterling

GEL	-	Georgian Lari

GTQ	-	Guatemalan Quetzal

HKD	-	Hong Kong Dollar

IDR	-	Indonesian Rupiah

INR	-	Indian Rupee

ISK	-	Icelandic Krona

KES	-	Kenyan Shilling

LBP	-	Lebanese Pound

LKR	-	Sri Lankan Rupee

MXN	-	Mexican Peso

MYR	-	Malaysian Ringgit

NOK	-	Norwegian Krone

PHP	-	Philippine Peso

PLN	-	Polish Zloty

RON	-	Romanian Leu

RSD	-	Serbian Dinar

SAR	-	Saudi Riyal

SEK	-	Swedish Krona

TRY	-	New Turkish Lira

USD	-	United States Dollar

UYU	-	Uruguayan Peso

VND	-	Vietnamese Dong

ZMW	-	Zambian Kwacha

Written options activity for the fiscal year to date ended January 31, 2016 was as follows:

	Principal Amount of Contracts (000’s omitted)			Premiums Received
Currency	CNH	INR	TRY	USD
Outstanding, beginning of period	—	205,193	7,116	70,710
Options written	29,365	—	—	15,715
Options exercised	(29,365)	—	(7,116)	(30,607)

Outstanding, end of period	—	205,193	—	55,818

CNH	-	Yuan Renminbi Offshore

INR	-	Indian Rupee

TRY	-	New Turkish Lira

USD	-	United States Dollar

At January 31, 2016, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts and currency options to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes futures contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2016 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Foreign Exchange	Currency Options Purchased	$178,337	$—
Foreign Exchange	Currency Options Written	—	(27,443)
Foreign Exchange	Forward Foreign Currency Exchange Contracts	1,364,992	(3,780,233)

Total		$1,543,329	$(3,807,676)

Interest Rate	Financial Futures Contracts*	$—	$(37,559)

Total		$—	$(37,559)

*	Amount represents cumulative unrealized depreciation on futures contracts.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at January 31, 2016, as determined on a federal income tax basis, were as follows:

Aggregate cost	$190,865,623

Gross unrealized appreciation	$799,894
Gross unrealized depreciation	(11,846,814)

Net unrealized depreciation	$(11,046,920)

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2016, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Foreign Government Bonds	$—	$70,212,912	$—	$70,212,912
Foreign Corporate Bonds	—	1,353,761	—	1,353,761
Collateralized Mortgage Obligations	—	787,008	—	787,008
Mortgage Pass-Throughs	—	3,916,473	—	3,916,473
U.S. Treasury Obligations	—	44,263,832	—	44,263,832
Currency Options Purchased	—	178,337	—	178,337
Short-Term Investments -
Foreign Government Securities	—	25,942,360	—	25,942,360
U.S. Treasury Obligations	—	15,489,855	—	15,489,855
Other	—	17,674,165	—	17,674,165
Total Investments	$—	$179,818,703	$—	$179,818,703
Forward Foreign Currency Exchange Contracts	$—	$1,364,992	$—	$1,364,992
Total	$—	$181,183,695	$—	$181,183,695

Liability Description
Currency Options Written	$—	$(27,443)	$—	$(27,443)
Forward Foreign Currency Exchange Contracts	—	(3,780,233)	—	(3,780,233)
Futures Contracts	(37,559)	—	—	(37,559)
Total	$(37,559)	$(3,807,676)	$—	$(3,845,235)

The Portfolio held no investments or other financial instruments as of October 31, 2015 whose fair value was determined using Level 3 inputs. At January 31, 2016, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

International Income Portfolio

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Baur
John R. Baur
President

Date:	March 28, 2016

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 28, 2016